Document and Entity Information	Dec. 21, 2022
Cover [Abstract]
Entity Registrant Name	The Chemours Company
Amendment Flag	true
Amendment Description	On December 22, 2022, The Chemours Company (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission disclosing the resignation of Bradley J. Bell from the Company’s Board of Directors. This Form 8-K/A supersedes and replaces the information provided in the Original Form 8-K.
Entity Central Index Key	0001627223
Document Type	8-K/A
Document Period End Date	Dec. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36794
Entity Tax Identification Number	46-4845564
Entity Address, Address Line One	1007 Market Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	773-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CC
Security Exchange Name	NYSE